Prepaid Expenses	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Prepaid Expenses

Note 4. Prepaid Expenses

Prepaid expenses consisted of the following:

	June 30,	December 31,
	2026	2025
Operating and finance lease prepaid	$5,332	$6,050
Insurance	4,085	-
Software and apps	1,000	-
Contract labor	456	-
Other	154	137
Total prepaid expenses, current	$11,027	$6,187
Software and apps	994	-
Other	134	-
Total prepaid expenses, non-current	$1,128	$-

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Prepaid Expenses	Note 3. Prepaid Expenses Prepaid expenses consisted of the following:
	December 31,
	2025	2024
Operating lease prepaid	$6,050	$546
Other	137	3
Total prepaid expenses	$6,187	$549